RESTRICTED STOCK UNITS	12 Months Ended
Dec. 31, 2016
Restricted Stock Units [Abstract]
RESTICTED STOCK UNITS
RESTRICTED STOCK UNITS

In September 2010, the Board of Directors (the "Board") approved the adoption of the 2010 Equity Incentive Plan (the "Plan") and reserved 160,000 common shares of the Company for issuance pursuant to the Plan. The Plan permits RSUs to be granted to our directors, officers, employees affiliates, consultants and service providers. We have issued RSUs under the plan, which generally vest over three years at a rate of 1/3 of the number of RSUs granted on each annual anniversary of the date of grant, subject to the participant continuing to provide services to us from the grant date through the applicable vesting date.

Payment upon vesting of RSUs may be in cash, in shares of common stock or a combination of both as determined by the Board. They must be valued in an amount equal to the fair market value of a share of common stock on the date of vesting. The participant shall receive a 'cash distribution equivalent right' with respect to each RSU entitling the participant to receive amounts equal to the ordinary dividends that would be paid during the time the RSU is outstanding and unvested on the shares of common stock underlying the RSU as if such shares were outstanding from the date of grant through the applicable vesting date of the RSU. Such payments shall be paid to the participant at the same time at which the RSUs vesting event occurs, conditioned upon the occurrence of the vesting event.

The following table summarizes restricted stock unit transactions in 2016, 2015 and 2014:

	Number of units
	Directors	Management companies	Total	Fair value
Units outstanding as of December 31, 2013	17,632	17,632	35,263	$45.95
Granted	5,511	5,511	11,022	$47.40
Settled	(8,227)	(8,227)	(16,454)	$46.60
Units outstanding as of December 31, 2014	14,916	14,916	29,832	$22.65
Granted	4,920	4,921	9,841	$21.50
Settled	(8,092)	(8,093)	(16,185)	$22.20
Units outstanding as of December 31, 2015	11,744	11,744	23,488	$5.35
Settled	(11,744)	—	(11,744)	$3.64
Forfeited	—	(11,744)	(11,744)	-
Units outstanding as of December 31, 2016	—	—	—

The fair values in the table above are the closing share prices on December 31, the share prices on the date of grant or the share prices on the date of vesting, as appropriate. The RSU expense in 2016, 2015 and 2014 was $0.01 million, $0.01 million and $0.2 million, respectively.

In February 2014, we issued 9,898 common shares and paid $464,630 to members our Board, to the General and the Dry Bulk Manager in settlement of the first, second and third tranches of the RSU's granted in January 2013, December 2011 and December 2010, respectively, which vested in January 2014 and December 2013, respectively. These settlements represented 50% of the value in common shares and 50% of the value in cash for each of the directors and each of the two management companies.

In January 2014, our Board granted a total of 11,022 RSUs pursuant to the 2010 Equity Plan to members of the Board and the two management companies (General and the Dry Bulk Manager). These RSU's were scheduled to vest over three years at a rate of 1/3 of the number of RSUs granted on each anniversary of the date of grant.

In January 2015, our Board granted a total of 9,841 RSUs pursuant to the 2010 Equity plan to members of the Board and the two management companies (General and the Dry Bulk Manager). These RSUs were scheduled to vest over three years at a rate of 1/3 of the number of RSUs granted on each anniversary of the date of grant.

In March 2015, we issued 22,026 common shares in settlement of the first, second and third tranches of RSUs granted in January 2014, January 2013 and December 2011, respectively.

On August 1, 2016, we effected 1-for-5 reverse share split of our common shares where every five shares of our issued and outstanding common shares par value $0.01 per share was automatically combined into one issued and outstanding common share par value $0.05 per share. This reduced the number of outstanding RSUs from 117,440 to 23,488.

The number of RSU's during 2016, 2015 and 2014, as presented in this Note have been restated for the 1-for-5 reverse share split.

On September 22, 2016, the management companies resolved to forfeit their 11,744 outstanding awards.

On October 24, 2016, we issued an aggregate of 19,954 common shares in settlement of all the outstanding tranches of RSUs granted in January 2015, January 2014 and January 2013 to the members of the Board, as adjusted for dividends. As a result of the share issuance, there are currently no outstanding awards under the 2010 Equity Plan.